Income Taxes (Details) - Schedule of income tax provision (benefit) consists - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
Federal
State
Deferred
Federal					(226,816)	(27,274)
State
Valuation allowance					226,816	27,274
Income tax provision	$ 65,239		$ 65,239